American Century Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated January 6, 2017 ■ Statement of Additional Information dated December 1, 2016

The following replaces the Accounts Managed table on pages 43-44 of the SAI.

Accounts Managed (As of October 31, 2015)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Jeffrey R. Bourke	Number of Accounts	2	0	0
	Assets	$8.8 billion(1)	N/A	N/A
Robert J. Bove(2)	Number of Accounts	1	0	0
	Assets	$219.1 million (3)	N/A	N/A
Justin M. Brown(4)	Number of Accounts	7	2	4
	Assets	$10.4 billion(5)	$296.9 million	$1.0 billion
Matthew Ferretti	Number of Accounts	2	0	0
	Assets	$755.7 million(6)	N/A	N/A
Robert Gahagan	Number of Accounts	20	5	2
	Assets	$22.3 billion(7)	$257.7 million	$1.4 billion
Brendan Healy	Number of Accounts	6	1	0
	Assets	$3.1 billion(8)	$97.4 million	N/A
David M. Hollond	Number of Accounts	4	5	1
	Assets	$7.9 billion(9)	$1.1 billion	$14.9 million
Brian Howell	Number of Accounts	21	6	2
	Assets	$22.0 billion(7)	$277.7 million	$1.4 billion
Christopher J. Krantz	Number of Accounts	1	0	1
	Assets	$2.5 billion(10)	N/A	$106.0 million
Keith Lee	Number of Accounts	3	0	1
	Assets	$11.3 billion(11)	N/A	$106.0 million
Michael Li	Number of Accounts	3	0	1
	Assets	$11.3 billion(11)	N/A	$106.0 million
David MacEwen	Number of Accounts	38	36	6
	Assets	$37.3 billion(7)	$5.2 billion	$1.2 billion
Claudia Musat	Number of Accounts	9	3	0
	Assets	$8.9 billion(7)	$130.0 million	N/A
Michael Orndorff	Number of Accounts	1	4	0
	Assets	$1.1 billion(12)	$1.1 billion	N/A
Stephen Pool	Number of Accounts	4	0	0
	Assets	$191.1 million(14)	N/A	N/A
Joseph Reiland(22)	Number of Accounts	3	0	0
	Assets	$406.1 million(15)	N/A	N/A

Steven Rossi(16)	Number of Accounts	6	3	0
	Assets	$6.4 billion(17)	$317.0 million	N/A
Marcus A. Scott	Number of Accounts	1	4	0
	Assets	$1.1 billion(12)	$1.1 billion	N/A
Jackie Wagner	Number of Accounts	2	0	0
	Assets	$755.7 million(6)	N/A	N/A
Greg Walsh	Number of Accounts	3	1	1
	Assets	$6.7 billion(18)	$40.5 million	$14.9 million
Brian Woglom(4)	Number of Accounts	19	4	1
	Assets	$17.0 billion(19)	$863.8 million	$57.4 million
Gregory J. Woodhams	Number of Accounts	9	2	4
	Assets	$11.5 billion(20)	$258.5 million	$1.1 billion
Nalin Yogasundram(2)	Number of Accounts	3	1	1
	Assets	$5.8 billion(21)	$52.0 million	$12.5 million

[1]	Includes $8.6 billion in Ultra.

[2]	Information provided as of February 22, 2016.

[3]	Includes $219.1 million in Sustainable Equity.

[4]	Information provided as of January 6, 2016.

[5]	Includes $236.1 million in Sustainable Equity, $7.7 billion in Growth and $1.1 billion in NT Growth.

[6]	Includes $189.0 million in New Opportunities and $566.7 million in Small Cap Growth.

[7]	Includes $843.9 million in Balanced.

[8]	Includes $151.3 million in Capital Value.

[9]	Includes $5.6 billion in Heritage, $1.1 billion in All Cap Growth and $643.0 million in NT Heritage.

[10]	Includes $2.5 billion in Select.

[11]	Includes $2.5 billion in Select and $8.6 billion in Ultra.

[12]	Includes $1.1 billion in All Cap Growth.

[13]	Includes $88.9 million in Adaptive Equity.

[14]	Includes $101.8 million in Adaptive Equity.

[15]	Includes $95.7 million in Adaptive Equity and $216.5 million in Sustainable Equity.

[16]	Information is provided as of October 28, 2016.

[17]	Includes $813.8 million in Balanced.

[18]	Includes $5.6 billion in Heritage and $643.0 million in NT Heritage.

[19]	Includes $140.3 million in Capital Value.

[20]	Includes $258.1 million in Sustainable Equity, $8.4 billion in Growth and $1.1 billion in NT Growth.

[21]	Includes $4.8 billion in Heritage and $646.0 million in NT Heritage.
22 Information provided as of December 31, 2016.

The following replaces the Ownership of Securities table on page 47-48 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Adaptive Equity
Stephen Pool	C
Joseph Reiland	A(6)
All Cap Growth
David M. Hollond	E
Michael Orndorff	E
Marcus A. Scott	C
Balanced
Robert V. Gahagan(2)	A
Brian Howell(2)	A
G. David MacEwen(2)	A
Claudia Musat(2)	A
Steven Rossi(2)(3)	A
Capital Value
Brendan Healy	E
Brian Woglom	B(4)
Growth
Justin Brown	E(4)
Gregory J. Woodhams	G
Heritage
David M. Hollond	E
Greg Walsh	E
Nalin Yogasundram	A(1)
New Opportunities
Matthew Ferretti	C
Jackie Wagner	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	Information provided as of February 22, 2016.

[2]	This portfolio manager serves on a team that oversees a number of funds in the same broad investment strategy and is not expected to invest in each such fund.

[3]	Information provided as of October 28, 2016.

[4]	Information provided as of January 6, 2016.

[5]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

[6]	Information provided as of December 31, 2016.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
NT Growth
Justin Brown(5)	A(4)
Gregory J. Woodhams(5)	A
NT Heritage
David M. Hollond(5)	A
Greg Walsh(4)	A
Nalin Yogasundram(5)	A(1)
Select
Christopher J. Krantz	E
Keith Lee	G
Michael Li	F
Small Cap Growth
Matthew Ferretti	D
Jackie Wagner	C
Sustainable Equity
Robert J. Bove	D(1)
Justin M. Brown	C
Joseph Reiland	E
Gregory J. Woodhams	C
Ultra
Jeffrey R. Bourke	E
Keith Lee	G
Michael Li	F

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	Information provided as of February 22, 2016.

[2]	This portfolio manager serves on a team that oversees a number of funds in the same broad investment strategy and is not expected to invest in each such fund.

[3]	Information provided as of October 28, 2016.

[4]	Information provided as of January 6, 2016.

[5]	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

[6]	Information provided as of December 31, 2016.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
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